UNITED STATES
		      SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment                       |_|;Amendment Number:_____
This Amendment (Check only one.):             |_| is a restatement.
                                              |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Expo Capital Management, LLC
Address: 11111 Santa Monica Blvd.
         Suite 1470
         Los Angeles, CA 90025

13F File Number: 28-12799

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Andrew Bzura
Title: Chief Operating Officer
Phone: 310-201-7911

Signature, Place, and Date of Signing:


/s/  Andrew Bzura                 	 Los Angeles, CA      August 13, 2010
-----------------------------------      ----------------   ------------------
     [Signature]                          [City, State]           [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                      FORM 13F
                                    SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   27

Form 13F Information Table Value Total:   $277,514 (thousands)

List of Other Included Managers:	  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Expo Capital Management, LLC
June 30, 2010

                                FORM 13F INFORMATION TABLE

                                TITLE OF                 VALUE   SHRS OR   SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  CLASS          CUSIP     (x$1000)PRN AMT   PRN CALL  DISCRETION MANAGERS SOLE      SHARED NONE
------------------------------------------------------------------------------------------------------------------------------
AETNA INC                       COM            00817Y108 $9,233  350,000   SH        Sole                350,000
ALEXION PHARMACEUTICALS INC     COM            015351109 $12,798 250,000   SH        Sole                250,000
ALLERGAN INC                    COM            018490102 $11,652 200,000   SH        Sole                200,000
ALLSCRIPTS MISYS HEALTHCARE     COM            01988P108 $9,660  600,000   SH        Sole                600,000
AMERICAN MED SYS HLDGS INC      COM            02744M108 $10,507 475,000   SH        Sole                475,000
AMERIGROUP CORP                 COM            03073T102 $8,607  265,000   SH        Sole                265,000
CELERA CORP                     COM            15100E106 $12,773 1,950,000 SH        Sole                1,950,000
CENTENE CORP DEL                COM            15135B101 $9,675  450,000   SH        Sole                450,000
CEPHALON INC                    COM            156708109 $12,769 225,000   SH        Sole                225,000
CEPHEID	                        COM            15670R107 $8,811  550,000   SH        Sole                550,000
CONCEPTUS INC                   COM            206016107 $8,725  560,000   SH        Sole                560,000
COOPER COMPANIES INC (THE)	COM            216648402 $9,948  250,000   SH        Sole                250,000
CUBIST PHARMACEUTICALS INC      COM            229678107 $10,815 525,000   SH        Sole                525,000
ECLIPSYS CORP                   COM            278856109 $9,366  525,000   SH        Sole                525,000
HUMAN GENOME SCIENCES INC       COM            444903108 $13,030 575,000   SH        Sole                575,000
LIFE TECHNOLOGIES CORPORATION   COM            53217V109 $9,450  200,000   SH        Sole                200,000
ONYX PHARMACEUTICALS INC        COM            683399109 $9,176  425,000   SH        Sole                425,000
PALL CORP                       COM            696429307 $10,311 300,000   SH        Sole                300,000
PERKINELMER INC                 COM            714046109 $9,818  475,000   SH        Sole                475,000
PHARMACEUTICAL PRODUCT          COM            717124101 $9,529  375,000   SH        Sole                375,000
SALIX PHARMACEUTICALS LTD       COM            795435106 $11,709 300,000   SH        Sole                300,000
SHIRE PHARMACEUTICALS GROUP     COM            82481R106 $12,276 200,000   SH        Sole                200,000
ST JUDE MEDICAL INC             COM            790849103 $9,023  250,000   SH        Sole                250,000
THORATEC LABORATORIES CORP      COM            885175307 $9,401  220,000   SH        Sole                220,000
UNITEDHEALTH GROUP              COM            91324P102 $9,372  330,000   SH        Sole                330,000
VOLCANO CORP                    COM            928645100 $8,728  400,000   SH        Sole                400,000
WATERS CORP                     COM            941848103 $10,352 160,000   SH        Sole                160,000